SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time these estimates are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

A majority of the Group's revenues are denominated in United States dollars ("dollar" or "U.S. dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income, net in the period in which the currency exchange rates change.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Bank deposits
e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term deposits. Deposits as of December 31, 2017 do not have contractual maturities that exceed 2.25 years. Such long-term deposits are stated at cost which approximates market values.

Investment in marketable securities
f.	Investment in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments- Debt and equity Securities". Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt and equity securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (loss) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

During the years 2017, 2016 and 2015, the Company did not record any other-than-temporary impairment loss with respect to its available-for-sale marketable securities.

The Company's unrealized loss on debt securities in corporate bonds relates to several bonds. Because the Company has the ability to hold these debt securities until a recovery of fair value, which may be the maturity date of such bonds, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

Inventories

g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $ 2,324, $ 1,071 and $ 750 in 2017, 2016 and 2015, respectively, and have been included in cost of revenues of product.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC 330-10-35. Charges for obsolete and slow moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

Property and equipment, net

h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Impairment of long lived assets and intangible assets subject to amortization

i.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 5 to 9 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis. During 2017, 2016 and 2015, no impairment losses were recorded.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350 "Intangibles – Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in one operating segment, and this segment comprises its single reporting unit. The Company performs assessment of qualitative factors during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. This analysis determined that no indicators of impairment existed for 2017, 2016 and 2015.

Contingencies
k.	Contingencies

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Revenue recognition

l.	Revenue recognition:

The Group's revenues are derived from sales of our products and services:

•
Revenues from product are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, no further obligation exists and collectability is probable. Revenues from product subscriptions are recognized ratably over the subscription period.

•
Revenues from post-contract customer support ("PCS") and service subscriptions, which represents mainly software update subscriptions, help-desk support and unit repairs or replacements, are recognized ratably over the contract or subscription period, which is typically between one year and three years.

The timing for revenue recognition of the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer.

The Company's products and services generally qualify as separate units of accounting. As such, revenues from multiple element arrangements that include products, PCS and subscriptions are separated into their various elements using the relative selling price method. The estimated selling price for each deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

The Company establishes VSOE for post-contract customer support based on the price charged when such element is sold separately (renewals). The price may vary in the territories and vertical markets in which the Company conducts business. Price is determined by using a consistent percentage of the Company's product price lists, in the same territories and markets. For the product and subscriptions, the Company determines the ESP based on management's estimated selling price by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives and competition. The determination of ESP is made through consultation with and approval of management, taking into consideration the pricing model and go-to-market strategy.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC No. 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $1,657 and $ 984 as of December 31, 2017 and 2016, respectively.

Deferred revenues include unearned amounts collected under post-contract customer support and subscription agreements, and are classified in short and long-term based on their contractual term.

Shipping And handling fees and costs
m.        Shipping and handling fees and costs:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues.

Cost of revenues
n.         Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties, inventory write-offs and amortization of acquired technology.

Cost of services is comprised of cost of post-sale customer support and hosting services.

Warranty costs
o.         Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2017, 2016 and 2015 were immaterial.

Research and development expenses
p.	Research and development expenses:

Research and development costs are charged to the statements of income (loss) as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Grants
q.         Grants:

During 2016-2017, the Company received non-royalty-bearing grants from the Government of Israel for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 545, $ 880 and 0 in 2017, 2016 and 2015, respectively.

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income (loss).

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company adopted ASU 2016-09 (see below) in the first quarter of fiscal year 2017. The Company elected to retain its existing accounting policy and estimate expected forfeitures.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions and whereas the fair value of the restricted stocks awards is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options are expected to be outstanding. Expected term of options is based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The Company measures the fair value of restricted stock units ("RSUs") based on the market value of the underlying shares at the date of grant.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2017, 2016 and 2015 was estimated using the following weighted average assumptions:

Employees' stock option plan:

	Year ended December 31,
	2017	2016	2015

Risk free interest rate	1.66%	1.12%	1.21%
Dividend yields	0%	0%	0%
Expected volatility	32%	34%	40%
Weighted average expected term from grant date (in years)	3.80	3.88	3.86

On January 1, 2017, the Company adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2016-09 (Topic 718) Compensation—Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows.

The impact of the adoption on the Company's consolidated Financial Statements was as follows:

•
Income tax accounting: The Company is required to record excess tax benefits and tax deficiencies related to stock-based compensation as income tax benefit or expense in the statement of income (loss) prospectively when share-based awards vest or are settled. Since the Company utilized the entire previously unrecognized excess tax benefits before the adoption, no a cumulative-effect was recorded in the opening retained earnings.

•
Cash flow presentation of excess tax benefits: The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017.

Income taxes
s.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.
The second step is only addressed if the first step has been satisfied (i.e. the position is more likely than not to be sustained) otherwise a full liability in respect of a tax position not meeting the more likely than not criteria is recognized.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalty, if any related to unrecognized tax benefits in its taxes on income.

Concentrations of credit risks
t.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Group's cash, cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk. The short-term and long-term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits. As of December 31, 2017, 85% of the Group's short-term and long-term bank deposits were deposited in major Israeli banks in Israel which are rated AA+ and AAA, as determined by the Israeli affiliate of Standard & Poor's ("S&P"), and 15% were deposited in the U.S. branch of another major Israeli bank which is also rated AAA, as determined by the Israeli affiliate of S&P.

As of December 31, 2017, the maximal contractual duration of any of the Group's bank deposits was 2.25 years, the weighted average duration of the Group's deposits was 1.59 years, and the weighted average time to maturity was 0.87 years.

The Group's available-for-sale marketable securities include investments in foreign banks, government debentures and corporate debentures. The financial institutions that hold the Group's marketable securities are major U.S. financial institutions, located in the United States. The Company's management believes that the Group's marketable securities portfolio is a diverse portfolio of highly-rated securities and the Group's investment policy limits the amount the Group's may invest in each issuer, and accordingly, management believes that minimal credit risk exists from geographic or credit concentration with respect to these securities.

As of December 31, 2017, 44% of the Group's marketable securities portfolio was invested in debt securities of financial institutions, 2% in debt securities of governmental institutions, and 54% in debt securities of corporations.

From geographic prospective, 50% of the Group's marketable securities portfolio was invested in debt securities of U.S. issuers, 22% was invested in debt securities of European issuers and 28% was invested in debt securities of other geographic-located issuers. As of December 31, 2017, 92% of the Group's marketable securities portfolio was rated A- or higher, as determined by S&P, 4% was rated BBB or BBB+ and 4% was rated BB-.

The trade receivables of the Group are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2017, 2016 and 2015 were $ 109, nil and $ 80, respectively. Total write offs during 2017, 2016 and 2015 amounted to nil.

Employee related benefits

u.	Employee related benefits:

Severance pay:

The Group's liability for severance pay with respect to its Israeli employees for periods prior to April 1, 2007 (the "Transition Date") is calculated pursuant to the Israeli Severance Pay Law – 1963 ("ISP Law"), based on the most recent salary of the employees multiplied by the number of years of employment as of the Transition Date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Israeli employees were entitled to one month's salary for each year of employment, or a portion thereof. Until the Transition Date, the Group's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Group's Israeli employees severance pay for employment periods prior to the Transition Date include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the ISP Law or employment agreements.

Effective as of the Transition Date, the Group's agreements with employees in Israel are in accordance with Section 14 of the ISP Law which provide that the employer's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to the Transition Date. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the employer from any further severance obligation and no additional payments are required to be made by the employer to the employee. As a result, the related obligation and amounts deposited in respect of such obligation are not stated on the balance sheets, as the employer is legally released from severance obligation to employees once the amounts have been fully deposited, and the Company has no legal ownership in the amounts deposited. Consequently, effective from the Transition Date, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2017, 2016 and 2015 amounted to approximately $ 3,296, $ 3,603 and $ 2,886, respectively. Accrued severance pay is included in other long-term liabilities in the balance sheets.

Fair value of financial instruments

v.	Fair value of financial instruments:

The Company measures its cash equivalents, deposits, available-for-sale marketable securities and contingent consideration at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3	-	Unobservable inputs which are supported by little or no market activity.
The carrying amounts of cash equivalents, trade receivables, trade payables, short-term bank deposits and other payables and accrued expenses, approximate at fair value because of their generally short maturities.

Comprehensive income (loss)
w.        Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income (loss) relate to available-for-sale marketable securities adjustment.

Treasury stock
x.          Treasury stock:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

Basic and diluted net income (loss) per share
y.        Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus potential dilutive ordinary shares considered outstanding during the period, if any, in accordance with ASC No. 260, "Earnings Per Share". The total number of ordinary shares related to outstanding stock options excluded from the calculation of diluted income (loss) per share as they would have been anti-dilutive was 981,750, 4,665,638 and 4,174,953 for the years ended December 31, 2017, 2016 and 2015, respectively.

Business combinations
z. Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations" ("ASC 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

New accounting pronouncements not yet effective
aa. New accounting pronouncements not yet effective:

In May 2014, the FASB issued a new standard related to revenue recognition. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration, which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flow arising from contracts with customers. The guidance permits two methods of modification: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method.). The Company will adopt the new standard, effective January 1, 2018, using the modified retrospective method applied to those contracts, which were not substantially completed as of January 1, 2018. The cumulative adjustment related to the revenue recognition will decrease the Company's retained earnings by $142.

The most significant impact of the new standard related to the way the Group accounts for commission expense. The Group has also considered the impact of the guidance in ASC 340-40 "Other Assets and Deferred Costs" under the new standard. Under ASC 340-40, it may be required to capitalize and amortize certain incremental costs of obtaining a contract such as the maintenance portion of sales commission costs. The cumulative impact to the Group's retained earnings as of January 1, 2018 will increase by approximately $10,200. Adoption of the standard related to revenue recognition had no impact to cash from or used in operating, investing or financing activities on the Group's consolidated statement of cash flows.

Impact of recently issued accounting pronouncements

ab. Impact of recently issued accounting pronouncements:

In February 2016, the FASB issued ASU 2016-02. ASU 2016-02 changes the current lease accounting standard by requiring the recognition of lease assets and lease liabilities for all leases, including those currently classified as operating leases. This new guidance is to be applied under a modified retrospective application to the earliest reporting period presented for reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the potential impact of this new guidance on its financial statements.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early application permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-01, Business Combinations (Topic 805) Clarifying the Definition of Business. ASU 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update to the standard is effective for interim and annual periods beginning after December 15, 2017, and applied prospectively. The Company does not expect the adoption of this standard will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The Company does not expect the adoption of this standard will have a material impact on the consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, changing the terms or conditions of a share-based payment award must be accounted for as modifications. Entities will apply the modification accounting guidance if the value, vesting conditions or classifications of the award changes. The guidance also clarifies that a modification to an award could be significant and therefore require disclosure, even if modification accounting is not required. Therefore, an entity will have to make all of the disclosures about modifications that are required today, in addition to disclosing that the compensation expense has not change. This guidance is effective for interim and fiscal years beginning after December 15, 2017 with early adoption permitted. This guidance must be applied on a prospective basis. The Company does not expect the adoption of this standard will have a material impact on the consolidated financial statements.